UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ X]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     May 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $253,642 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     5450     5389 SH       SOLE                     5389        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    29889  1185157 SH       SOLE                  1185157        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    29772  1132440 SH       SOLE                  1132440        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362      739    28108 SH       SOLE                    28108        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511      437    16981 SH       SOLE                    16981        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    24129   938159 SH       SOLE                   938159        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776      493    19530 SH       SOLE                    19530        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1290    53476 SH       SOLE                    53476        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390      403    16709 SH       SOLE                    16709        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    25217  2565283 SH       SOLE                  2565283        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    46423  2717978 SH       SOLE                  2717978        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108      777    42420 SH       SOLE                    42420        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    33565  2003901 SH       SOLE                  2003901        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     1143    47332 SH       SOLE                    47332        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    36569  1514189 SH       SOLE                  1514189        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      562     5000 SH       SOLE                     5000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      900    54563 SH       SOLE                    54563        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    15884    15344 SH       SOLE                    15344        0        0